The Gabelli Asset Fund
Schedule of Investments — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.5%
Aerospace  — 0.5%
51,000 Aerojet Rocketdyne Holdings Inc. .............. $ 2,221,050
10,000 HEICO Corp. ............................................. 1,318,700
10,350 L3Harris Technologies Inc. ....................... 2,279,484
4,850 Lockheed Martin Corp. ............................. 1,673,735
5,800 Northrop Grumman Corp. ......................... 2,088,870
156,800 Rolls-Royce Holdings plc† ........................ 296,077
1,650 The Boeing Co.† ....................................... 362,901
10,240,817
Agriculture  — 0.4%
150,000 Archer-Daniels-Midland Co. ...................... 9,001,500
23,400 The Mosaic Co. ........................................ 835,848
9,837,348
Airlines  — 0.0%
100,000 American Airlines Group Inc., Escrow† ..... 5,000
Automotive  — 0.6%
5,000 Ferrari NV ................................................ 1,045,600
54,250 General Motors Co.† ................................ 2,859,517
88,000 PACCAR Inc. ............................................ 6,944,960
22,000 Traton SE ................................................. 565,738
2,900 Volkswagen AG ........................................ 900,270
12,316,085
Automotive: Parts and Accessories  — 2.9%
87,550 BorgWarner Inc. ....................................... 3,783,036
78,814 Brembo SpA ............................................. 996,020
443,000 Dana Inc. ................................................. 9,852,320
77,000 Garrett Motion Inc.† ................................. 567,490
262,850 Genuine Parts Co. ..................................... 31,865,305
80,000 Modine Manufacturing Co.† ...................... 906,400
18,900 O'Reilly Automotive Inc.† ......................... 11,549,034
28,000 Standard Motor Products Inc. ................... 1,223,880
146,300 Tenneco Inc., Cl. A† .................................. 2,087,701
62,831,186
Aviation: Parts and Services  — 0.3%
26,000 Curtiss-Wright Corp. ................................ 3,280,680
80,600 Kaman Corp. ............................................ 2,875,002
6,155,682
Broadcasting  — 2.2%
1,000 Cogeco Communications Inc. ................... 88,868
17,400 Cogeco Inc. .............................................. 1,239,128
37,400 Corus Entertainment Inc., Cl. B ................. 166,804
29,750 Liberty Broadband Corp., Cl. A† ................ 5,008,413
96,663 Liberty Broadband Corp., Cl. C† ................ 16,693,700
32,350 Liberty Media Corp.- Liberty Formula One,
Cl. A† ................................................... 1,522,067
51,100 Liberty Media Corp.- Liberty Formula One,
Cl. C† ................................................... 2,627,051
50,000 Liberty Media Corp.- Liberty SiriusXM,
Cl. A† ................................................... 2,358,500
Shares
Market
Value
258,147 Liberty Media Corp.- Liberty SiriusXM,
Cl. C† ................................................... $ 12,254,238
17,000 Nexstar Media Group Inc., Cl. A ................ 2,583,320
102,000 Sinclair Broadcast Group Inc., Cl. A ........... 3,231,360
16,000 TBS Holdings Inc. ..................................... 246,552
2,800 Television Broadcasts Ltd.† ...................... 2,212
48,022,213
Building and Construction  — 1.3%
60,950 Arcosa Inc. ............................................... 3,057,862
35,800 Assa Abloy AB, Cl. B ................................. 1,045,652
97,500 Fortune Brands Home & Security Inc. ....... 8,718,450
63,000 Herc Holdings Inc.† .................................. 10,297,980
67,000 Johnson Controls International plc ............ 4,561,360
25,000 KBR Inc. .................................................. 985,000
28,666,304
Business Services  — 3.1%
120,000 Clear Channel Outdoor Holdings Inc.† ....... 325,200
14,000 Diebold Nixdorf Inc.† ................................ 141,540
21,600 Ecolab Inc. ............................................... 4,506,192
14,000 IHS Markit Ltd. ......................................... 1,632,680
18,700 Live Nation Entertainment Inc.† ................ 1,704,131
238,000 Macquarie Infrastructure Holdings LLC ..... 9,653,280
93,825 Mastercard Inc., Cl. A ............................... 32,621,076
125,000 The Interpublic Group of Companies Inc. .. 4,583,750
1,050 United Parcel Service Inc., Cl. B ................ 191,205
3,500 United Rentals Inc.† ................................. 1,228,255
20,000 Vectrus Inc.† ............................................ 1,005,600
43,500 Visa Inc., Cl. A .......................................... 9,689,625
67,282,534
Cable and Satellite  — 3.5%
40,000 Altice USA Inc., Cl. A† .............................. 828,800
41,400 AMC Networks Inc., Cl. A† ........................ 1,928,826
2,150 Charter Communications Inc., Cl. A† ......... 1,564,254
447,150 Comcast Corp., Cl. A ................................ 25,009,099
251,599 DISH Network Corp., Cl. A† ...................... 10,934,492
39,600 EchoStar Corp., Cl. A† .............................. 1,010,196
130,000 Liberty Global plc, Cl. A† .......................... 3,874,000
239,400 Liberty Global plc, Cl. C† .......................... 7,052,724
857 Liberty Latin America Ltd., Cl. A† .............. 11,210
90,650 Liberty Latin America Ltd., Cl. C† .............. 1,189,328
9,700 Naspers Ltd., Cl. N ................................... 1,605,593
7,750 Prosus NV ................................................ 619,338
338,200 Rogers Communications Inc., Cl. B ........... 15,773,648
198,850 Shaw Communications Inc., Cl. B ............. 5,774,604
77,176,112
Communications Equipment  — 0.1%
81,950 Corning Inc. ............................................. 2,990,356
2,550 QUALCOMM Inc. ...................................... 328,899
3,319,255

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Computer Hardware  — 0.2%
17,725 Apple Inc. ................................................ $ 2,508,088
5,075 Dell Technologies Inc., Cl. C† .................... 528,003
7,000 Intel Corp. ................................................ 372,960
5,050 International Business Machines Corp. ...... 701,596
4,200 Western Digital Corp.† .............................. 237,048
4,347,695
Computer Software and Services  — 1.8%
30,100 Activision Blizzard Inc. .............................. 2,329,439
560 Alphabet Inc., Cl. A† ................................. 1,497,171
7,500 Alphabet Inc., Cl. C† ................................. 19,989,825
2,900 Alteryx Inc., Cl. A† .................................... 211,990
600 Baidu Inc., ADR† ...................................... 92,250
8,900 Cisco Systems Inc. ................................... 484,427
5,000 Facebook Inc., Cl. A† ................................ 1,696,950
19,000 Fidelity National Information Services Inc. . 2,311,920
25,000 Hewlett Packard Enterprise Co. ................. 356,250
3,075 Match Group Inc.† ................................... 482,744
7,200 Microsoft Corp. ........................................ 2,029,824
5,750 NortonLifeLock Inc. .................................. 145,475
2,200 Oracle Corp. ............................................. 191,686
55,000 Otonomo Technologies Ltd.† .................... 262,900
17,000 Rockwell Automation Inc. ......................... 4,998,680
1,225 salesforce.com Inc.† ................................ 332,245
1,900 SAP SE, ADR ............................................ 256,576
32,807 Vimeo Inc.† .............................................. 963,542
1,300 VMware Inc., Cl. A† .................................. 193,310
38,827,204
Consumer Products  — 5.6%
25,000 Brunswick Corp. ....................................... 2,381,750
10,700 Christian Dior SE ...................................... 7,734,071
40,000 Church & Dwight Co. Inc. ......................... 3,302,800
410,100 Edgewell Personal Care Co. ...................... 14,886,630
215,950 Energizer Holdings Inc. ............................. 8,432,848
9,350 Essity AB, Cl. A ......................................... 289,438
41,650 Essity AB, Cl. B ......................................... 1,294,069
3,100 Givaudan SA ............................................ 14,176,941
28,000 Harley-Davidson Inc. ................................ 1,025,080
1,950 Hermes International ................................ 2,702,633
3,500 National Presto Industries Inc. .................. 287,280
32,025 Reckitt Benckiser Group plc ...................... 2,515,673
60,000 Sally Beauty Holdings Inc.† ...................... 1,011,000
9,300 Svenska Cellulosa AB SCA, Cl. A ............... 144,901
36,800 Svenska Cellulosa AB SCA, Cl. B ............... 573,371
6,499,500 Swedish Match AB ................................... 56,914,428
3,700 Sysco Corp. ............................................. 290,450
3,700 The Estee Lauder Companies Inc., Cl. A ..... 1,109,741
17,000 The Procter & Gamble Co. ........................ 2,376,600
32,150 Wolverine World Wide Inc. ....................... 959,356
122,409,060
Shares
Market
Value
Consumer Services  — 1.1%
3,750 Allegion plc .............................................. $ 495,675
9,000 Blink Charging Co.† .................................. 257,490
1,725 FedEx Corp. .............................................. 378,275
47,700 IAC/InterActiveCorp.† ............................... 6,214,833
150,000 Liberty TripAdvisor Holdings Inc., Cl. A† ... 463,500
580,000 Qurate Retail Inc., Cl. A ............................. 5,910,200
210,000 Rollins Inc. ............................................... 7,419,300
60,000 Terminix Global Holdings Inc.† ................. 2,500,200
3,000 Travel + Leisure Co. .................................. 163,590
1,100 Uber Technologies Inc.† ........................... 49,280
8,000 Vroom Inc.† ............................................. 176,560
24,028,903
Diversified Industrial  — 5.2%
9,400 ABB Ltd., ADR .......................................... 313,584
450 Acuity Brands Inc. .................................... 78,016
1,500 Agilent Technologies Inc. .......................... 236,295
200,000 Ardagh Metal Packaging SA† .................... 1,992,000
205,000 Bollore SA ................................................ 1,188,496
17,000 ChargePoint Holdings Inc.† ...................... 339,830
4,400 Colfax Corp.† ........................................... 201,960
215,800 Crane Co. ................................................. 20,459,998
94,900 Eaton Corp. plc ......................................... 14,169,519
600 Emerson Electric Co. ................................ 56,520
10,000 EnPro Industries Inc. ................................ 871,200
1,662 General Electric Co. .................................. 171,236
127,950 Greif Inc., Cl. A ......................................... 8,265,570
67,550 Honeywell International Inc. ...................... 14,339,514
6,500 Hyster-Yale Materials Handling Inc. ........... 326,690
19,706 Ingersoll Rand Inc.† ................................. 993,379
187,050 ITT Inc. .................................................... 16,056,372
14,350 Jardine Matheson Holdings Ltd. ................ 761,124
15,000 Li-Cycle Holdings Corp.† .......................... 175,500
238,150 Myers Industries Inc. ................................ 4,660,596
22,000 nVent Electric plc ...................................... 711,260
8,000 Park-Ohio Holdings Corp. ......................... 204,160
28,000 Pentair plc ................................................ 2,033,640
9,350 Sulzer AG ................................................. 894,919
165,450 Textron Inc. .............................................. 11,550,064
272,450 Toray Industries Inc. ................................. 1,753,257
21,800 Trane Technologies plc ............................. 3,763,770
210,500 Trinity Industries Inc. ................................ 5,719,285
14,000 Vantage Towers AG .................................. 475,480
3,500 Waters Corp.† .......................................... 1,250,550
1,400 Westinghouse Air Brake Technologies
Corp. .................................................... 120,694
114,134,478
Electronics  — 4.5%
625 Analog Devices Inc. .................................. 104,675
124,700 Flex Ltd.† ................................................. 2,204,696
11,200 Kyocera Corp., ADR .................................. 701,232

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Electronics (Continued)
1,450 Mettler-Toledo International Inc.† .............. $ 1,997,172
278,650 Resideo Technologies Inc.† ...................... 6,907,734
2,190 Samsung Electronics Co. Ltd., GDR .......... 3,421,875
535,700 Sony Group Corp., ADR ............................ 59,237,706
32,200 TE Connectivity Ltd. .................................. 4,418,484
85,950 Texas Instruments Inc. ............................. 16,520,449
5,000 Thermo Fisher Scientific Inc. ..................... 2,856,650
98,370,673
Energy and Utilities  — 1.5%
49,000 BP plc, ADR ............................................. 1,339,170
74,950 Chevron Corp. .......................................... 7,603,677
4,500 ConocoPhillips ......................................... 304,965
85,000 Devon Energy Corp. .................................. 3,018,350
27,000 Enbridge Inc. ............................................ 1,074,600
79,200 EOG Resources Inc. .................................. 6,357,384
10,000 Exxon Mobil Corp. .................................... 588,200
3,350 Fluor Corp.† ............................................. 53,500
28,250 Halliburton Co. ......................................... 610,765
59,000 Kinder Morgan Inc. ................................... 987,070
2,250 Marathon Petroleum Corp. ........................ 139,072
67,000 National Fuel Gas Co. ................................ 3,518,840
140,000 Oceaneering International Inc.† ................. 1,864,800
168,000 PG&E Corp.† ............................................ 1,612,800
4,050 Royal Dutch Shell plc, Cl. A, ADR .............. 180,509
32,050 Southwest Gas Holdings Inc. .................... 2,143,504
91,100 The AES Corp. .......................................... 2,079,813
52 Weatherford International PLC.† ............... 1,023
33,478,042
Entertainment  — 5.4%
141,750 Discovery Inc., Cl. A† ............................... 3,597,615
494,200 Discovery Inc., Cl. C† ............................... 11,994,234
175,050 Fox Corp., Cl. A ........................................ 7,021,255
20,000 Fox Corp., Cl. B ........................................ 742,400
795,300 Grupo Televisa SAB, ADR ......................... 8,732,394
42,000 IMAX Corp.† ............................................ 797,160
56,835 Liberty Media Corp.- Liberty Braves, Cl. A† 1,529,430
148,250 Liberty Media Corp.- Liberty Braves, Cl. C† 3,916,765
181,052 Madison Square Garden Entertainment
Corp.† .................................................. 13,157,049
128,533 Madison Square Garden Sports Corp.† ..... 23,900,711
145,715 The Walt Disney Co.† ............................... 24,650,607
30,000 Universal Music Group NV† ...................... 803,258
364,391 ViacomCBS Inc. , Cl. A .............................. 15,329,929
20,000 ViacomCBS Inc., Cl. B .............................. 790,200
150,000 Vivendi SE ................................................ 1,894,771
118,857,778
Environmental Services  — 2.4%
290,850 Republic Services Inc. .............................. 34,919,451
20,000 Stericycle Inc.† ........................................ 1,359,400
Shares
Market
Value
82,000 Waste Connections Inc. ............................ $ 10,326,260
40,400 Waste Management Inc. ........................... 6,034,144
52,639,255
Equipment and Supplies  — 9.0%
625 3M Co. ..................................................... 109,637
501,450 AMETEK Inc. ............................................ 62,184,815
22,400 Amphenol Corp., Cl. A .............................. 1,640,352
16,350 AZZ Inc. ................................................... 869,820
38,000 CIRCOR International Inc.† ....................... 1,254,380
97,050 Crown Holdings Inc. ................................. 9,780,699
143,050 CTS Corp. ................................................ 4,421,675
5,175 Danaher Corp. .......................................... 1,575,477
376,650 Donaldson Co. Inc. ................................... 21,623,477
389,450 Flowserve Corp. ....................................... 13,502,231
100,000 Graco Inc. ................................................ 6,997,000
10,000 Hubbell Inc. .............................................. 1,806,700
112,700 IDEX Corp. ............................................... 23,323,265
40,650 Interpump Group SpA .............................. 2,636,868
10,000 Lawson Products Inc.† ............................. 500,100
121,000 Mueller Industries Inc. .............................. 4,973,100
146,400 Sealed Air Corp. ....................................... 8,021,256
21,700 The Manitowoc Co. Inc.† .......................... 464,814
47,150 The Timken Co. ........................................ 3,084,553
17,150 The Toro Co. ............................................ 1,670,582
72,550 The Weir Group plc† ................................. 1,653,507
21,770 Valmont Industries Inc. ............................. 5,118,562
121,400 Watts Water Technologies Inc., Cl. A ......... 20,406,126
197,618,996
Financial Services  — 10.0%
9,500 Alleghany Corp.† ...................................... 5,931,895
45,650 AllianceBernstein Holding LP .................... 2,263,327
184,550 American Express Co. ............................... 30,917,662
2,400 Ameriprise Financial Inc. ........................... 633,888
20,000 Argo Group International Holdings Ltd. ..... 1,044,400
16,400 Bank of America Corp. .............................. 696,180
103 Berkshire Hathaway Inc., Cl. A† ................ 42,372,036
83,550 Blackstone Inc. ......................................... 9,720,207
159 Brookfield Asset Management Reinsurance
Partners Ltd., Cl. A ................................ 8,834
21,800 Citigroup Inc. ........................................... 1,529,924
53,350 GAM Holding AG† .................................... 97,317
200,000 GS Acquisition Holdings Corp. II, Cl. A† .... 2,044,000
42,500 Interactive Brokers Group Inc., Cl. A ......... 2,649,450
4,600 IonQ Inc., Cl. A† ....................................... 47,840
32,000 Jefferies Financial Group Inc. .................... 1,188,160
94,800 JPMorgan Chase & Co. ............................. 15,517,812
54,000 Kinnevik AB, Cl. A† ................................... 2,121,904
40,000 Kinnevik AB, Cl. B† ................................... 1,412,547
107,050 KKR & Co. Inc. ......................................... 6,517,204
1,500 LendingTree Inc.† ..................................... 209,745
35,000 Loews Corp. ............................................. 1,887,550

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
14,450 M&T Bank Corp. ....................................... $ 2,157,963
38,000 Marsh & McLennan Companies Inc. .......... 5,754,340
44,800 PayPal Holdings Inc.† ............................... 11,657,408
13,000 Popular Inc. ............................................. 1,009,710
50,000 Post Holdings Partnering Corp.† ............... 505,500
20,000 PROG Holdings Inc. .................................. 840,200
20,000 Seven Oaks Acquisition Corp., Cl. A† ........ 198,600
138,800 State Street Corp. ..................................... 11,759,136
9,750 T. Rowe Price Group Inc. .......................... 1,917,825
393,950 The Bank of New York Mellon Corp. .......... 20,422,368
25,775 The Goldman Sachs Group Inc. ................. 9,743,723
20,000 The Hartford Financial Services Group Inc. 1,405,000
80,675 The PNC Financial Services Group Inc. ...... 15,783,257
9,000 Value Line Inc. ......................................... 308,340
168,350 Wells Fargo & Co. .................................... 7,813,124
220,088,376
Food and Beverage  — 13.1%
717,400 Brown-Forman Corp., Cl. A ....................... 44,959,458
85,450 Brown-Forman Corp., Cl. B ....................... 5,726,005
22,000 Campbell Soup Co. ................................... 919,820
790,150 China Mengniu Dairy Co. Ltd. ................... 5,090,277
33,300 Chr. Hansen Holding A/S ........................... 2,720,019
23,400 Coca-Cola Europacific Partners plc ............ 1,293,786
15,400 Coca-Cola HBC AG ................................... 497,792
309,000 Conagra Brands Inc. ................................. 10,465,830
23,900 Constellation Brands Inc., Cl. A ................. 5,035,491
35,000 Crimson Wine Group Ltd.† ....................... 300,650
97,300 Danone SA ............................................... 6,655,375
40,000 Davide Campari-Milano NV ....................... 564,348
194,320 Diageo plc, ADR ....................................... 37,503,760
92,184 Farmer Brothers Co.† ............................... 775,267
241,000 Flowers Foods Inc. ................................... 5,694,830
37,000 Fomento Economico Mexicano SAB de CV,
ADR ..................................................... 3,208,640
86,450 General Mills Inc. ..................................... 5,171,439
1,617,600 Grupo Bimbo SAB de CV, Cl. A .................. 4,546,035
10,000 Heineken Holding NV ................................ 871,658
76,750 Heineken NV ............................................ 8,019,083
19,350 Heineken NV, ADR .................................... 1,008,328
130,050 ITO EN Ltd. .............................................. 8,670,390
7,000 John Bean Technologies Corp. .................. 983,850
25,000 Kellogg Co. .............................................. 1,598,000
61,750 Kerry Group plc, Cl. A ............................... 8,286,532
179,700 Kikkoman Corp. ........................................ 14,676,967
15,000 Lamb Weston Holdings Inc. ...................... 920,550
18,800 LVMH Moet Hennessy Louis Vuitton SE .... 13,503,905
60,000 Maple Leaf Foods Inc. .............................. 1,219,327
18,500 MEIJI Holdings Co. Ltd. ............................ 1,198,482
165,000 Mondelēz International Inc., Cl. A .............. 9,599,700
Shares
Market
Value
44,000 Morinaga Milk Industry Co. Ltd. ................ $ 2,767,420
21,500 National Beverage Corp. ........................... 1,128,535
41,000 Nestlé SA ................................................. 4,958,099
106,250 Nissin Foods Holdings Co. Ltd. ................. 8,553,843
42,283 Nomad Foods Ltd.† .................................. 1,165,319
57,250 PepsiCo Inc. ............................................. 8,610,972
51,900 Pernod Ricard SA ..................................... 11,464,572
73,300 Post Holdings Inc.† .................................. 8,074,728
75,800 Remy Cointreau SA .................................. 14,706,991
16,450 Suntory Beverage & Food Ltd. .................. 685,817
27,550 The Coca-Cola Co. .................................... 1,445,548
25,350 The Hain Celestial Group Inc.† .................. 1,084,473
20,600 The J.M. Smucker Co. .............................. 2,472,618
20,000 The Kraft Heinz Co. ................................... 736,400
229,800 Tingyi (Cayman Islands) Holding Corp. ..... 427,444
27,364 Tootsie Roll Industries Inc. ....................... 832,687
1,500 Tyson Foods Inc., Cl. A ............................. 118,410
126,100 Yakult Honsha Co. Ltd. ............................. 6,412,921
287,332,391
Health Care  — 5.6%
10,000 Abbott Laboratories .................................. 1,181,300
26,075 AbbVie Inc. .............................................. 2,812,710
26,000 AmerisourceBergen Corp. ......................... 3,105,700
28,500 Amgen Inc. .............................................. 6,060,525
6,000 Anthem Inc. ............................................. 2,236,800
15,932 AstraZeneca plc, ADR ............................... 956,876
55,000 Aurinia Pharmaceuticals Inc.† ................... 1,217,150
90,000 Bausch Health Cos. Inc.† .......................... 2,506,500
36,100 Baxter International Inc. ............................ 2,903,523
13,000 Becton, Dickinson and Co. ........................ 3,195,660
8,175 Biogen Inc.† ............................................. 2,313,443
3,700 BioMarin Pharmaceutical Inc.† ................. 285,973
6,205 Bio-Rad Laboratories Inc., Cl. A† .............. 4,628,620
128,850 Bristol-Myers Squibb Co. .......................... 7,624,055
15,000 Cardiovascular Systems Inc.† ................... 492,450
10,000 CareDx Inc.† ............................................ 633,700
4,000 Catalent Inc.† ........................................... 532,280
250 Centene Corp.† ........................................ 15,577
7,300 Chemed Corp. .......................................... 3,395,376
20,000 Cigna Corp. .............................................. 4,003,200
9,400 CONMED Corp. ........................................ 1,229,802
10,450 Covetrus Inc.† .......................................... 189,563
15,000 DaVita Inc.† ............................................. 1,743,900
108,800 Demant A/S† ............................................ 5,484,062
25,000 DENTSPLY SIRONA Inc. ........................... 1,451,250
11,100 Elanco Animal Health Inc.† ....................... 353,979
80,000 Evolent Health Inc., Cl. A† ......................... 2,480,000
5,000 Gerresheimer AG ...................................... 491,140
5,400 GlaxoSmithKline plc, ADR ......................... 206,334
15,870 HCA Healthcare Inc. .................................. 3,851,966
88,336 Henry Schein Inc.† ................................... 6,727,670

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care (Continued)
2,500 ICU Medical Inc.† ..................................... $ 583,450
800 Illumina Inc.† ........................................... 324,488
27,000 Indivior plc† ............................................. 78,508
15,000 Integer Holdings Corp.† ............................ 1,340,100
33,450 Johnson & Johnson ................................. 5,402,175
3,800 Koninklijke Philips NV ............................... 168,872
11,000 Laboratory Corp. of America Holdings† ..... 3,095,840
8,000 McKesson Corp. ....................................... 1,595,040
9,350 Medmix AG† ............................................ 441,440
24,400 Medtronic plc ........................................... 3,058,540
70,250 Merck & Co. Inc. ...................................... 5,276,478
100,000 Option Care Health Inc.† ........................... 2,426,000
10,145 Organon & Co. ......................................... 332,655
15,000 Orthofix Medical Inc.† .............................. 571,800
22,500 Perrigo Co. plc ......................................... 1,064,925
27,000 PetIQ Inc.† ............................................... 674,190
20,000 Pfizer Inc. ................................................ 860,200
14,000 Quidel Corp.† ........................................... 1,976,100
2,650 Regeneron Pharmaceuticals Inc.† ............. 1,603,727
45,000 Roche Holding AG, ADR ........................... 2,046,150
3,600 Sanofi, ADR ............................................. 173,556
4,800 Silk Road Medical Inc.† ............................ 264,144
6,900 Stryker Corp. ............................................ 1,819,668
65,442 Takeda Pharmaceutical Co. Ltd., ADR ........ 1,071,940
22,314 Tenet Healthcare Corp.† ............................ 1,482,542
4,000 The Cooper Companies Inc. ...................... 1,653,240
50,000 Trillium Therapeutics Inc.† ........................ 878,000
4,000 UnitedHealth Group Inc. ........................... 1,562,960
37,300 Zimmer Biomet Holdings Inc. ................... 5,459,228
7,000 Zoetis Inc. ................................................ 1,358,980
122,956,020
Hotels and Gaming  — 1.3%
10,950 Accor SA† ................................................ 392,568
9,050 Churchill Downs Inc. ................................ 2,172,724
40,000 Entain plc† ............................................... 1,147,985
350,000 Genting Singapore Ltd. ............................. 185,594
12,500 Hyatt Hotels Corp., Cl. A† ......................... 963,750
1,100 Las Vegas Sands Corp.† ........................... 40,260
3,744,100 Mandarin Oriental International Ltd.† ........ 7,825,169
252,100 MGM Resorts International ....................... 10,878,115
15,000 Red Rock Resorts Inc., Cl. A† ................... 768,300
21,600 Ryman Hospitality Properties Inc., REIT† .. 1,807,920
1,728,350 The Hongkong & Shanghai Hotels Ltd.† .... 1,618,528
21,000 Universal Entertainment Corp.† ................. 477,003
3,750 Wyndham Hotels & Resorts Inc. ............... 289,462
8,750 Wynn Resorts Ltd.† .................................. 741,562
29,308,940
Machinery  — 6.0%
109,150 Caterpillar Inc. .......................................... 20,953,525
Shares
Market
Value
1,523,550 CNH Industrial NV .................................... $ 25,306,166
91,550 CNH Industrial NV, Borsa ltaliana .............. 1,558,890
168,400 Deere & Co. ............................................. 56,425,788
14,300 Mueller Water Products Inc., Cl. A ............. 217,646
1,000 Tennant Co. .............................................. 73,950
83,050 Welbilt Inc.† ............................................. 1,930,082
197,150 Xylem Inc. ................................................ 24,383,512
130,849,559
Manufactured Housing and Recreational
Vehicles  — 0.4%
28,900 Cavco Industries Inc.† .............................. 6,841,786
925 Nobility Homes Inc. .................................. 32,837
27,900 Skyline Champion Corp.† ......................... 1,675,674
8,550,297
Metals and Mining  — 2.6%
48,850 Agnico Eagle Mines Ltd. ........................... 2,532,873
147,400 Barrick Gold Corp. .................................... 2,660,570
10,000 Cleveland-Cliffs Inc.† ................................ 198,100
71,100 Franco-Nevada Corp. ................................ 9,236,601
124,550 Freeport-McMoRan Inc. ............................ 4,051,611
28,000 Kinross Gold Corp. ................................... 150,080
1,100 Livent Corp.† ........................................... 25,421
15,000 MP Materials Corp.† ................................. 483,450
469,600 Newmont Corp. ........................................ 25,499,280
106,500 Royal Gold Inc. ......................................... 10,169,685
77,750 Wheaton Precious Metals Corp. ................ 2,921,845
57,929,516
Publishing  — 1.9%
8,500 Meredith Corp.† ....................................... 473,450
102,200 News Corp., Cl. A ..................................... 2,404,766
83,950 S&P Global Inc. ........................................ 35,669,516
118,050 The E.W. Scripps Co., Cl. A ....................... 2,131,983
40,679,715
Real Estate  — 0.8%
23,100 Brookfield Asset Management Inc., Cl. A ... 1,236,081
8,500 Host Hotels & Resorts Inc., REIT† ............ 138,805
107,014 Indus Realty Trust Inc., REIT ..................... 7,501,681
195,000 The St. Joe Co. ......................................... 8,209,500
46,000 Weyerhaeuser Co., REIT ........................... 1,636,220
18,722,287
Retail  — 2.2%
11,000 Advance Auto Parts Inc. ............................ 2,297,790
72,000 AutoNation Inc.† ...................................... 8,766,720
1,300 AutoZone Inc.† ......................................... 2,207,387
14,000 CarMax Inc.† ............................................ 1,791,440
30,900 Costco Wholesale Corp. ............................ 13,884,915
115,450 CVS Health Corp. ...................................... 9,797,087
1,100 Dollar Tree Inc.† ....................................... 105,292
20,000 EVgo Inc.† ............................................... 163,000
1,150 Lowe's Companies Inc. ............................. 233,289

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Retail (Continued)
750 Ocado Group plc† .................................... $ 16,800
12,000 Rush Enterprises Inc., Cl. B ...................... 549,240
9,050 The Home Depot Inc. ................................ 2,970,753
115,950 The Kroger Co. ......................................... 4,687,859
8,000 Walgreens Boots Alliance Inc. ................... 376,400
2,300 Walmart Inc. ............................................ 320,574
7,832 Zalando SE† ............................................. 719,607
48,888,153
Specialty Chemicals  — 1.3%
1,550 Air Products and Chemicals Inc. ............... 396,970
175,000 DuPont de Nemours Inc. .......................... 11,898,250
199,800 Ferro Corp.† ............................................. 4,063,932
3,000 FMC Corp. ................................................ 274,680
53,200 H.B. Fuller Co. .......................................... 3,434,592
32,350 International Flavors & Fragrances Inc. ..... 4,325,842
36,500 Sensient Technologies Corp. ..................... 3,324,420
500 SGL Carbon SE† ....................................... 5,456
27,724,142
Telecommunications  — 1.4%
10,800 AT&T Inc. ................................................. 291,708
158,250 Deutsche Telekom AG, ADR ...................... 3,188,737
14,000 Hellenic Telecommunications Organization
SA ........................................................ 263,038
23,400 Hellenic Telecommunications Organization
SA, ADR ............................................... 216,216
96,350 Loral Space & Communications Inc. ......... 4,144,013
5,600 Orange SA, ADR ....................................... 60,648
13,350 SoftBank Group Corp., ADR ...................... 387,684
2,676,400 Telecom Italia SpA .................................... 1,052,211
120,406 Telecom Italia SpA, ADR ........................... 475,604
37,400 Telefonica Brasil SA, ADR ......................... 290,224
300,000 Telefonica SA, ADR ................................... 1,413,000
784,000 Telephone and Data Systems Inc. .............. 15,288,000
215,000 Telesites SAB de CV† ................................ 185,091
18,700 TIM SA, ADR ............................................ 200,838
93,250 VEON Ltd., ADR† ..................................... 193,960
56,250 Verizon Communications Inc. ................... 3,038,063
30,689,035
Transportation  — 1.0%
2,200 Canadian National Railway Co. .................. 254,430
221,550 GATX Corp. .............................................. 19,842,018
3,700 Kansas City Southern ............................... 1,001,368
21,097,816
Wireless Communications  — 0.3%
103,750 America Movil SAB de CV, Cl. L, ADR ........ 1,833,262
25,335 T-Mobile US Inc.† ..................................... 3,236,800
Shares
Market
Value
34,600 United States Cellular Corp.† .................... $ 1,103,394
6,173,456
TOTAL COMMON STOCKS .................. 2,181,554,323
CLOSED-END FUNDS  — 0.1%
2,000 Altaba Inc., Escrow† ................................. 13,150
10,700 Royce Global Value Trust Inc. ................... 165,315
81,700 Royce Value Trust Inc. .............................. 1,472,234
TOTAL CLOSED-END FUNDS ................ 1,650,699
PREFERRED STOCKS  — 0.1%
Consumer Services  — 0.1%
9,500 Qurate Retail Inc., 8.000%, 03/15/31 ........ 1,027,425
Electronics  — 0.0%
95 WESCO International Inc., Ser. A, 10.625% 2,981
Health Care  — 0.0%
31,580 The Phoenix Companies Inc., 7.450%,
01/15/32 ............................................... 575,151
TOTAL PREFERRED STOCKS ............... 1,605,557
CONVERTIBLE PREFERRED STOCKS  — 0.0%
Automobiles and Components  — 0.0%
94,569 Garrett Motion Inc., Ser. A,
11.000% .............................................. 780,194
MANDATORY CONVERTIBLE SECURITIES(a)  — 0.1%
Diversified Industrial  — 0.1%
15,000 Avantor Inc., Ser. A,
6.250%, 05/15/22 ................................. 1,888,650
WARRANTS  — 0.0%
Energy and Utilities  — 0.0%
1,694 Weatherford International plc, expire
12/13/23† ............................................. 593
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.2%
$ 4,735,000 U.S. Treasury Bills,
0.026% to 0.045%††,
11/26/21 to 12/23/21 ............................ 4,734,759
TOTAL INVESTMENTS — 100.0%
(Cost $556,024,821) ............................. $ 2,192,214,775

The Gabelli Asset Fund
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
(a) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust